Appendix V - Statement of Liquidity for Distribution of Interim Dividend (Details) - EUR (€) € in Thousands	12 Months Ended		13 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 07, 2017	Dec. 07, 2016
Appendix V
Projected profits net of taxes	€ 273,472	€ 319,133
Estimated profits distributable	273,472	319,133
Interim dividend distributed	122,986	122,908
Cash balances	231,058	€ 424,711	€ 231,058		€ 5,521
Projected amounts collected	475,209		497,058
Projected payments, including interim dividend	468,117		471,686
Projected cash balances	€ 7,092		€ 7,092	€ 30,893